CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Income Statement [Abstract]
Revenue	$ 138,681	$ 110,712	$ 81,487
Cost of revenue	26,117	23,464	18,844
Operating expenses:
Selling and marketing	73,521	73,799	55,250
Research and development	19,801	16,216	11,816
General and administrative	30,158	27,325	18,841
Depreciation and amortization	4,503	4,363	4,387
Total operating expenses	127,983	121,703	90,294
Operating loss	(15,419)	(34,455)	(27,651)
Other expense, net	(1,239)	(3,856)	(291)
Loss before income taxes	(16,658)	(38,311)	(27,942)
Provision for income taxes	(1,221)	752	(354)
Loss from continuing operations	(17,879)	(37,559)	(28,296)
Loss from discontinued operations, net of tax (see note 4)	(17,116)	(42,733)	0
Net loss	(34,995)	(80,292)	(28,296)
Accretion of preferred stock	0	(4)	(57)
Net loss attributable to common stockholders	$ (34,995)	$ (80,296)	$ (28,353)
Net loss per share attributable to common stockholders:
Income (loss) from continuing operations, per basic and diluted share	$ (0.56)	$ (1.30)	$ (9.45)
Income (loss) from discontinued operations and disposal of discontinued operations, net of tax, per basic and diluted share	(0.53)	(1.47)	0.00
Net loss basic and diluted (in dollars per share)	$ (1.09)	$ (2.77)	$ (9.45)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic and diluted (in shares)	32,001	28,941	3,000